Supplement dated May 3, 2010
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2010
(As Supplemented on March 17, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

DESCRIPTION OF THE FUND’S INVESTMENTS AND RISKS
On page 7, in the first paragraph under this heading, delete Tax-Exempt Bond Fund from the last sentence of the paragraph.

Non-Fundamental Restrictions
On page 9, delete paragraph 1) and substitute the following:

1)	Invest more than 15% (5% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

On page 9 delete paragraph 6) and substitute the following:

6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940
Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and Exchange Commission. The Fund may
purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

On page 11 delete paragraph 4) and substitute the following:

4)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940
Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and Exchange Commission. The Fund may
purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.